Expense Example - Retail - Vanguard Long-Term Treasury Fund	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 3 Years	Admiral Shares 5 Years	Admiral Shares 10 Years
USD ($)	20	64	113	255	10	32	56	128